Income Taxes (Tables)	3 Months Ended
Mar. 31, 2013
Income Tax Expense (Benefit) [Abstract]
Schedule Of U.S. And Non-U.S. Components Of Income (Loss) Before Provision (Benefit) For Income Taxes
The following table summarizes the U.S. and non-U.S. components of income (loss) before provision (benefit) for income taxes:

	For the Year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
U.S.	$32,539	$32,877	$29,422
Non-U.S.	141,026	110,414	105,065
	$173,565	$143,291	$134,487

Schedule Of Income Tax Expense (Benefit)
Income tax expense (benefit) consists of the following:

	For the Year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
U.S income taxes:
Current	$6,307	$16,988	$(6,529)
Deferred	(29,060)	(46,379)	4,543
	(22,753)	(29,391)	(1,986)
Non-U.S. income taxes:
Current	21,638	18,173	12,371
Deferred	20	1,325	6,462
	21,658	19,498	18,833
Total income tax expense (benefit)	$(1,095)	$(9,893)	$16,847

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Tax expense	$5,220	$2,040
Pretax income	$22,749	$6,250
Effective tax rates	22.9%	32.6%

Schedule Of Income Tax Expense (Benefit) Computed By Applying The U.S. Federal Income Tax Rate
Income tax expense (benefit) differed from the amounts computed by applying the U.S. federal income tax rate of 35% to income before provision (benefit) for income taxes as set forth in the following table:

	For the Year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Tax at statutory U.S. federal rate	$60,748	$50,152	$47,071
U.S. valuation allowance, net	(42,393)	(45,989)	(1,800)
State taxes, net of federal tax benefit	337	474	593
U.S. tax return adjustments to estimated taxes	3,311	(455)	(1,612)
Non-controlling interest gain	(3,345)	—	—
Nondeductible expenses acquisition costs	5,324	—	—
Establishment (resolution) of uncertain tax positions	(1,151)	1,507	(8,118)
Adjustment for foreign income taxed at different rates	(19,107)	(14,450)	(15,553)
Non-U.S. tax exemptions, holidays and credits	(4,781)	(2,535)	(4,259)
Other	(38)	1,403	524
Total income tax expense (benefit)	$(1,095)	$(9,893)	$16,846

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities at December 31, 2011, and December 31, 2012 are set forth in the following table:

	At December 31,
	2011	2012
	(Dollars in thousands)
Deferred tax assets:
Postretirement and other employee benefits	$48,209	$51,646
Foreign tax credit and other carryforwards	57,428	54,102
Capitalized research and experimental costs	1,712	999
Environmental reserves	3,935	4,057
Inventory adjustments	11,202	13,365
Capital loss	3,226	3,222
Other	7,148	9,052
Total gross deferred tax assets	132,860	136,443
Less: valuation allowance	(25,509)	(26,312)
Total deferred tax assets	107,351	110,131
Deferred tax liabilities:
Fixed assets	$90,552	$102,568
Debt discount amortization	12,563	9,720
Inventory	5,575	9,531
Unrealized foreign currency exchange gain	560	80
Goodwill and acquired intangibles	13,240	11,299
Other	730	2,340
Total deferred tax liabilities	123,220	135,538
Net deferred tax liability	$15,869	$25,407

Schedule Of Valuation Allowance Activity
Valuation allowance activity for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Balance at January 1	$106,831	$74,945	$25,509
(Credited) / charged to income	(11,366)	(49,403)	(1,800)
Acquisition accounting	(30,333)	—	—
Translation adjustment	528	(391)	(52)
Changes attributable to movement in underlying assets	9,397	358	2,655
Other	(112)	—	—
Balance at December 31	$74,945	$25,509	$26,312

Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2010	2011	2012
	(Dollars in thousands)
Balance at January 1	$20,656	$13,719	$16,788
Additions based on tax positions related to the current year	—	—	90
Additions for tax positions of prior years	15,205	3,910	4,643
Reductions for tax positions of prior years	(20,660)	(165)	(11,019)
Lapse of statutes of limitations	(1,183)	(627)	(163)
Settlements	—	—	(576)
Foreign currency impact	(299)	(49)	6
Balance at December 31	$13,719	$16,788	$9,769